Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1. Description of the Business

ORIC Pharmaceuticals, Inc. (ORIC or the Company) is a clinical-stage biopharmaceutical company dedicated to improving patients’ lives by Overcoming Resistance In Cancer. The Company was incorporated in Delaware in August 2014 and has offices in South San Francisco and San Diego, California.

Since inception, the Company has devoted its primary efforts to raising capital, internal research and development activities and business development efforts and has incurred significant operating losses and negative cash flows from operations. In August 2020, the Company licensed from Mirati Therapeutics, Inc. development and commercialization rights to an allosteric inhibitor program directed towards the polycomb repressive complex 2 (PRC2) and in October 2020, the Company licensed from Voronoi, Inc. development and commercialization rights to a brain penetrant, orally bioavailable, irreversible inhibitor designed to selectively target epidermal growth factor receptor (EGFR) and human epidermal growth factor receptor 2 (HER2) with high potency against exon 20 insertion mutations.

As of September 30, 2020, the Company had an accumulated deficit of $138.1 million. Through September 30, 2020, all of the Company’s financial support has been provided primarily from the sale of convertible preferred stock and proceeds from the issuance of common stock.

As the Company continues its expansion, it may seek additional financing and/or strategic investments, however, there can be no assurance that any additional financing or strategic investments will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, it will most likely be required to reduce its plans and/or certain discretionary spending, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. The accompanying financial statements do not include any adjustments that might be necessary if it were unable to continue as a going concern. Management believes that it has sufficient working capital on hand to fund operations through at least the next twelve months from the date of the issuance of these unaudited interim financial statements.

Initial Public Offering and Related Transaction

On April 28, 2020, the Company completed an initial public offering (IPO) selling 8,625,000 shares of common stock, which includes the full exercise by the underwriters of their option to purchase up to 1,125,000 additional shares, at a price of $16.00 per share resulting in gross proceeds of $138.0 million. After deducting underwriting discounts and commissions and other offering expenses related to the IPO of $12.8 million, the net proceeds to the Company from the transaction were $125.2 million. In connection with the IPO, all shares of convertible preferred stock outstanding at the time of the IPO converted into 19,278,606 shares of common stock. On April 21, 2020, the Company amended its certificate of incorporation to effect a one-for-four reverse stock split of its issued and outstanding common and convertible preferred stock. The accompanying financial statements and related notes give retroactive effect to the reverse stock split for all periods presented.

(1) Organization and basis of presentation

(a) Organization and nature of operations

ORIC Pharmaceuticals, Inc. (“ORIC” or the “Company”) was incorporated Delaware in August 2014 and is headquartered in South San Francisco, California. The Company is a clinical-stage biopharmaceutical company dedicated to improving patients’ lives by Overcoming Resistance In Cancer.

Since inception, the Company has devoted its primary effort to raising capital and research and development activities and has incurred losses and negative cash flows from operations. The Company had an accumulated deficit of $92.7 million and cash and cash equivalents of $89.2 million at December 31, 2019. From its inception through December 31, 2019, all of the Company’s financial support has been provided primarily from the sale of its convertible preferred stock.

As the Company continues its expansion, it may seek additional financing and/or strategic investments, however, there can be no assurance that any additional financing or strategic investments will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, it will most likely be required to reduce its plans and/or certain discretionary spending, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. The accompanying financial statements do not include any adjustments that might be necessary if it were unable to continue as a going concern. Management believes that it has sufficient working capital on hand to fund operations through at least the next twelve months from the date these financial statements were available to be issued.

(b) Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).